CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (15,980)	$ 6,229
Other comprehensive income (loss):
Foreign currency translation adjustments	(1,653)	423
Change in unrealized gain (loss) on hedging instruments, net	147	854
Less - reclassification adjustments for net loss (gain) realized and included in income (loss) on hedging instruments, net	121	(226)
Total other comprehensive income (loss)	(1,385)	1,051
Comprehensive income (loss)	$ (17,365)	$ 7,280